S-K 1602(a)(3) Forepart, Sponsor Compensation - Black Spade Sponsor LLC III	Sep. 30, 2025 USD ($) $ / shares shares
Common Class B [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,550,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,275,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.5